Property and Equipment, Net (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Buildings CNY	Dec. 31, 2013 Buildings CNY	Dec. 31, 2014 Equipment CNY	Dec. 31, 2013 Equipment CNY	Dec. 31, 2014 Office furniture and fixtures CNY	Dec. 31, 2013 Office furniture and fixtures CNY	Dec. 31, 2014 Leasehold improvements CNY	Dec. 31, 2013 Leasehold improvements CNY
Property and Equipment, Net
Cost:					235,580	172,802	164,541	143,732	31,661	28,796	232,889	203,456
Less: accumulated depreciation		(256,482)	(187,034)
Construction in progress:		9,589	36,803
Property and equipment, net	67,334	417,778	398,555
Depreciation
Depreciation expense	$ 12,666	78,585	70,008	59,411